Intangible and Crypto Assets - Schedule of Useful Economic Life of Intangible Assets (Details)	Jun. 30, 2026
Technology [Member]
Schedule of Useful Economic Life of Intangible Assets [Line Items]
Intangible asset useful life	15 years
Trademarks [Member] | Minimum [Member]
Schedule of Useful Economic Life of Intangible Assets [Line Items]
Intangible asset useful life	9 years
Trademarks [Member] | Maximum [Member]
Schedule of Useful Economic Life of Intangible Assets [Line Items]
Intangible asset useful life	15 years
Patents [Member] | Minimum [Member]
Schedule of Useful Economic Life of Intangible Assets [Line Items]
Intangible asset useful life	5 years
Patents [Member] | Maximum [Member]
Schedule of Useful Economic Life of Intangible Assets [Line Items]
Intangible asset useful life	10 years
License agreements [Member] | Minimum [Member]
Schedule of Useful Economic Life of Intangible Assets [Line Items]
Intangible asset useful life	1 year
License agreements [Member] | Maximum [Member]
Schedule of Useful Economic Life of Intangible Assets [Line Items]
Intangible asset useful life	3 years
Customer relationships [Member]
Schedule of Useful Economic Life of Intangible Assets [Line Items]
Intangible asset useful life	19 years
Other intangibles [Member] | Minimum [Member]
Schedule of Useful Economic Life of Intangible Assets [Line Items]
Intangible asset useful life	2 years
Other intangibles [Member] | Maximum [Member]
Schedule of Useful Economic Life of Intangible Assets [Line Items]
Intangible asset useful life	9 years